Accounts Receivable, Prepayments, Deposits and Other Receivables - Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables (Details) - USD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Total accounts receivable	$ 6,645	$ 934
Consideration receivable on disposal		34,133
Prepayments	1,337	1,053
Deposits	236	251
Note receivables		150
Other receivables	1,093	240
Prepayments, deposits and other receivables	2,666	35,827
Digital Solutions Services [Member]
Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Total accounts receivable	662	403
Media and Entertainment Services [Member]
Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Total accounts receivable	3,970
Hotel operations, hospitality and VIP services [Member]
Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Total accounts receivable	$ 2,013	$ 531